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                           SA Funds - Investment Trust

                        Supplement dated October 29, 2001
                      to Prospectus dated October 26, 2001

                             AVAILABILITY OF SHARES

     Shares of the SA U.S. Large Cap Growth Strategy Fund and the SA U.S. Large Cap Value Strategy Fund are not currently available for purchase.